Accrued Warranty Expenses (Schedule of Changes in Accrued Warranty Expenses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accrued Warranty Expenses [Abstract]
Balance at beginning of year	¥ 1,589	¥ 1,889	¥ 2,129
Addition	2,592	2,319	3,172
Reduction	(2,735)	(2,667)	(3,474)
Translation adjustments	79	48	62
Balance at end of year	¥ 1,525	¥ 1,589	¥ 1,889